Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES
China Zenix Auto International Limited (the “Company”) is a company incorporated under the laws of the British Virgin Islands on July 11, 2008. It is an investment holding company and its ultimate parent company is Newrace Limited (“Newrace”), which is also a company incorporated under the laws of the British Virgin Islands. Its ultimate controlling party is Mr. Jianhui Lai, who is the chairman and chief executive officer of the Company. The address of the registered and principal place of the Company’s business are 171 Main Street, P.O. Box 4041, Road Town, Tortola, VG1110, British Virgin Islands and No. 1608, North Circle Road State Highway, Zhangzhou, Fujian Province 363000, the People’s Republic of China (the “PRC”), respectively.
The Company owns
100
% equity interest in China Wheel Limited (“China Wheel”), a company incorporated under the laws of Special Administrative Region of Hong Kong. China Wheel owns
100
% equity interest in Zhengxing Wheel Group Co., Limited (“Zhengxing Wheel”).
Zhengxing Wheel was established as a limited liability company in the PRC on June 23, 2003. Details of Zhengxing Wheel’s subsidiaries as of December 31, 2018 and 2019 are as follows:

Name of company	Place and date of establishment and operation	Attributable equity interests directly held by Zhengxing Wheel at December 31,
		2018	2019
Zhengxing Group Benxi Wheel Co., Ltd.	The PRC July 13, 2004	100%	100%
Zhengxing Group Chengdu Wheel Co., Ltd. (“Zhengxing Chengdu”)	The PRC July 30, 2004	100%	100%
Zhengxing Group Langfang Wheel Co., Ltd. (“ZhengxingLangfang”)	The PRC January 21, 2005	100%	100%
Zhengxing Group Hefei Wheel Co., Ltd. (“Zhengxing Hefei”)	The PRC June 9, 2005	100%	100%
Hua’an Zhengxing Wheel Co., Ltd.	The PRC November 19, 2010	100%	100%
Zhengxing Wheel and each of its subsidiaries were engaged in research, development, production and sale of commercial vehicle wheels.
The Company and its subsidiaries are referred to as the “Group”.
The consolidated financial statements of the Group are presented in Renminbi (“RMB”). Other than those subsidiaries established in the PRC whose functional currency is RMB, the functional currency of the Company and its subsidiaries is United States dollar (“US$”).